Inventory	12 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Inventory [Line Items]
Inventory

Note 4. Inventory

Inventory consisted of Parts and Work-in-Progress as of December 31, 2020, 2019 and 2018 of $1,867, $1,569, and $317, respectively. The Company had no finished goods inventory as of these dates.